SCHEDULE OF NOTE PAYABLE RELATED PARTY (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Note payable to related party, net		$ 6,922,043
Unamortized discount and deferred financing costs		(202,779)
American Pacific Bancorp Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Note payable to related party, net		5,594,253
American Pacific Ban Corp Inc Revolving Note [Member]
Defined Benefit Plan Disclosure [Line Items]
Note payable to related party, net		$ 1,530,569